Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
9.	Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$
Accounts payable	2,209,590	307,364
Vacation pay payable	214,084	143,074
Payroll and other taxes	57,067	50,871
Severance payable	-	543,927

	2,480,741	1,045,236